QUARTERLY REPORT

APPLIED FINANCE VALUATION LARGE CAP ETF

Schedule of InvestmentsSeptember 30, 2025 (unaudited)

		Shares	Value
98.99%	COMMON STOCKS
13.97%	COMMUNICATION SERVICES
	Alphabet, Inc. Class A	104,189	$25,328,346
	AT&T, Inc.	21,872	617,665
	Charter Communications, Inc.(A)	1,260	346,632
	Comcast Corp. Class A	23,129	726,713
	Electronic Arts, Inc.	743	149,863
	Fox Corp. Class A	3,175	200,216
	The Interpublic Grou	3,356	93,666
	Live Nation Entertainment(A)	672	109,805
	Match Group, Inc.	3,359	118,640
	Meta Platforms, Inc.	18,604	13,662,405
	Omnicom Group, Inc.	2,410	196,487
	TKO Group Holdings, Inc.	195	39,382
	T-Mobile US, Inc.	4,544	1,087,743
	Verizon Communications, Inc.	18,546	815,097
	Warner Bros. Discovery, Inc.(A)	14,273	278,752
			43,771,412

10.59%	CONSUMER DISCRETIONARY
	Airbnb, Inc.(A)	2,948	357,946
	Amazon.com, Inc.(A)	58,238	12,787,318
	Aptiv plc ADR(A)	2,086	179,855
	Autozone, Inc.(A)	307	1,317,104
	Best Buy Co., Inc.	2,302	174,077
	Booking Holdings, Inc.	452	2,440,470
	Caesars Entertainment, Inc.(A)	1,263	34,132
	Carnival Corporation ADR(A)	13,955	403,439
	Darden Restaurants, Inc.	452	86,043
	Deckers Outdoor Corp.(A)	1,275	129,247
	Domino’s Pizza, Inc.	679	293,131
	DR Horton, Inc.	2,999	508,240
	eBay, Inc.	2,951	268,393
	Expedia Group, Inc.	1,595	340,931
	Garmin Ltd. ADR	928	228,492
	Genuine Parts Co.	822	113,929

QUARTERLY REPORT

APPLIED FINANCE VALUATION LARGE CAP ETF

Schedule of Investments - continuedSeptember 30, 2025 (unaudited)

		Shares	Value
	Hasbro, Inc.	618	$46,875
	Hilton Worldwide Holdings, Inc.	4,618	1,198,094
	Home Depot, Inc.	5,767	2,336,731
	Las Vegas Sands Corp.	3,998	215,052
	Lennar Corp.	1,323	166,751
	LKQ Corp.	1,707	52,132
	Lowe’s Companies, Inc.	6,238	1,567,672
	Lululemon Athletica, Inc. ADR(A)	1,589	282,731
	Marriott International Class A	5,324	1,386,582
	McDonald’s Corp.	3,992	1,213,129
	MGM Resorts International(A)	3,177	110,115
	Mohawk Industries, Inc.(A)	51	6,575
	NIKE, Inc.	8,352	582,385
	Norwegian Cruise Line Holdings Ltd. ADR(A)	6,615	162,927
	NVR, Inc.(A)	39	313,352
	O’Reilly Automotive, Inc.(A)	15,231	1,642,054
	Polo Ralph Lauren Corp.	306	95,949
	Pulte Group, Inc.	2,483	328,079
	Royal Caribbean Cruises ADR	1,927	623,539
	Ulta Beauty, Inc.(A)	512	279,936
	Williams-Sonoma, Inc.	686	134,079
	Wynn Resorts Ltd.	763	97,870
	Yum! Brands, Inc.	4,569	694,488
			33,199,844

3.99%	CONSUMER STAPLES
	Altria Group, Inc.	10,169	671,764
	Archer-Daniels-Midland Co.	2,171	129,695
	Brown-Forman Corp. Class B	2,182	59,089
	Bunge Global Shares ADR	962	78,162
	Church & Dwight Co.	1,286	112,692
	The Coca-Cola Co	19,707	1,306,968
	Colgate-Palmolive Co.	3,620	289,383
	Conagra Brands, Inc.	345	6,317
	Constellation Brands, Inc.	2,069	278,632

QUARTERLY REPORT

APPLIED FINANCE VALUATION LARGE CAP ETF

Schedule of Investments - continuedSeptember 30, 2025 (unaudited)

		Shares	Value
	Dollar General Corp.	945	$97,666
	Dollar Tree, Inc.(A)	945	89,180
	General Mills, Inc.	2,285	115,210
	The Hershey Compan	1,245	232,877
	Kenvue, Inc.	6,009	97,526
	Keurig Dr Pepper, Inc.	7,368	187,958
	The Kraft Heinz Co	6,765	176,161
	Kroger Co.	2,896	195,219
	Lamb Weston Holdings, Inc.	1,183	68,709
	McCormick & Co., Inc.	646	43,224
	Molson Coors Beverage Co. Class B	719	32,535
	Mondelez International Inc. Class A	5,696	355,829
	Monster Beverage Corp.(A)	5,758	387,571
	PepsiCo, Inc.	6,469	908,506
	Philip Morris International, Inc.	9,514	1,543,171
	The Procter & Gamble Co	10,605	1,629,458
	Sysco Corp.	2,260	186,088
	Target Corp.	3,616	324,355
	Walmart, Inc.	28,094	2,895,368
			12,499,313

1.93%	ENERGY
	APA Corp.	4,867	118,171
	Chevron Corp.	7,229	1,122,591
	ConocoPhillips	7,559	715,006
	EOG Resources, Inc.	3,857	432,447
	Exxon Mobil Corp.	19,578	2,207,419
	Halliburton Co.	6,785	166,911
	Kinder Morgan, Inc.	4,563	129,178
	Marathon Petroleum Corp.	2,204	424,799
	Phillips 66	1,202	163,496
	Schlumberger Ltd. ADR	7,973	274,032
	Valero Energy Corp.	1,801	306,638
			6,060,688

QUARTERLY REPORT

APPLIED FINANCE VALUATION LARGE CAP ETF

Schedule of Investments - continuedSeptember 30, 2025 (unaudited)

		Shares	Value
12.89%	FINANCIALS
	Aflac, Inc.	2,586	$288,856
	Allstate Corp.	2,225	477,596
	American Express Co.	6,823	2,266,328
	American International Group	106	8,325
	Ameriprise Financial, Inc.	2,264	1,112,190
	Arch Capital Group Ltd. ADR	2,374	215,393
	Assurant, Inc.	197	42,670
	Bank Of New York Mellon	1,547	168,561
	Capital One Financial	2,431	516,782
	CBOE Global Markets, Inc.	1,042	255,550
	Chubb Ltd. ADR	1,876	529,501
	Everest RE Group, Ltd. ADR	196	68,645
	FactSet Research Systems, Inc.	346	99,125
	Fidelity National Information Services, Inc.	1,402	92,448
	Fifth Third Bancorp	1,231	54,841
	Fiserv, Inc.(A)	12,151	1,566,628
	Global Payments, Inc.	3,387	281,392
	Globe Life, Inc.	665	95,075
	Hartford Financial Services Group, Inc.	1,895	252,774
	Intercontinental Exchange	3,779	636,686
	Jack Henry & Associates, Inc.	343	51,083
	Loews Corp.	456	45,778
	M & T Bank Corp.	143	28,260
	Mastercard, Inc. Class A	22,065	12,550,793
	MetLife, Inc.	5,606	461,766
	Moody’s Corporation	2,698	1,285,543
	Nasdaq, Inc.	5,916	523,270
	Northern Trust Corp.	474	63,800
	PayPal Holdings, Inc.(A)	10,678	716,067
	The PNC Financial Services Group, Inc	990	198,921
	Principal Financial Group, Inc.	609	50,492
	The Progressive Corp	5,223	1,289,820
	S&P 500 Global, Inc.	1,522	740,773
	Synchrony Financial	4,293	305,018

QUARTERLY REPORT

APPLIED FINANCE VALUATION LARGE CAP ETF

Schedule of Investments - continuedSeptember 30, 2025 (unaudited)

		Shares	Value
	T Rowe Price Group, Inc.	1,344	$137,948
	The Travelers Companies, Inc	516	144,077
	Visa, Inc. Class A	35,039	11,961,614
	W. R. Berkley Corp.	1,848	141,594
	Wells Fargo & Co.	8,055	675,170
			40,401,153

10.79%	HEALTH CARE
	Abbott Laboratories	5,981	801,095
	Abbvie, Inc.	23,103	5,349,269
	Agilent Technologies, Inc.	2,754	353,476
	Align Technology, Inc.(A)	158	19,785
	Amgen, Inc.	6,310	1,780,682
	Biogen, Inc.(A)	1,564	219,085
	Bio-Techne Corp.	429	23,865
	Cardinal Health, Inc.	1,420	222,883
	Cencora, Inc.	3,253	1,016,660
	Centene Corp.(A)	1,522	54,305
	Charles River Laboratories International, Inc.(A)	211	33,013
	The Cigna Grou	766	220,800
	CVS Health Corp.	1,282	96,650
	DaVita, Inc.(A)	1,097	145,758
	Edwards Lifescience Corp.(A)	3,397	264,185
	GE Healthcare Technologies	4,658	349,816
	Gilead Sciences, Inc.	15,187	1,685,757
	HCA Healthcare, Inc.	2,876	1,225,751
	Henry Schein, Inc.(A)	473	31,393
	Hologic, Inc.(A)	1,016	68,570
	Humana, Inc.	120	31,220
	ICON plc(A)	465	139,412
	Idexx Laboratories, Inc.(A)	692	442,112
	Incyte Corp.(A)	2,152	182,511
	Iqvia Holdings, Inc.(A)	3,011	571,909
	Johnson & Johnson	28,996	5,376,438
	McKesson Corp.	2,107	1,627,742

QUARTERLY REPORT

APPLIED FINANCE VALUATION LARGE CAP ETF

Schedule of Investments - continuedSeptember 30, 2025 (unaudited)

		Shares	Value
	Medtronic plc ADR	4,224	$402,294
	Merck & Company, Inc.	42,534	3,569,879
	Mettler-Toledo International, Inc.(A)	391	479,996
	Molina Healthcare, Inc.(A)	423	80,945
	Pfizer, Inc.	34,456	877,939
	Regeneron Pharmaceuticals, Inc.	1,110	624,120
	ResMed, Inc.	768	210,225
	Revvity, Inc.	303	26,558
	Solventum Corp.(A)	1,402	102,346
	Stryker Corp.	2,464	910,867
	Thermo Fisher Scientific, Inc.	3,029	1,469,126
	UnitedHealth Group, Inc.	4,051	1,398,810
	Universal Health Services, Inc.	204	41,706
	Vertex Pharmaceuticals(A)	1,294	506,782
	Viatris, Inc.	6,768	67,003
	Zimmer Biomet Holdings	824	81,164
	Zoetis, Inc.	4,244	620,982
			33,804,884

5.46%	INDUSTRIALS
	A O Smith Corp.	404	29,658
	Allegion US Holding Co. ADR	952	168,837
	Amentum Holdings, Inc.(A)	39	934
	Ametek, Inc.	1,708	321,104
	Automatic Data Processing, Inc.	1,905	559,118
	Broadridge Financial Solutions, Inc.	311	74,071
	Builders FirstSource, Inc.(A)	1,368	165,870
	Carrier Global Corp.	1,002	59,819
	Caterpillar, Inc.	3,935	1,877,585
	CH Robinson Worldwide, Inc.	432	57,197
	Cintas Corp.	1,001	205,465
	CSX Corp.	17,737	629,841
	Cummins, Inc.	1,135	479,390
	Deere & Co.	1,297	593,066
	Delta Air Lines, Inc.	6,923	392,880
	Dover Corp.	545	90,922

QUARTERLY REPORT

APPLIED FINANCE VALUATION LARGE CAP ETF

Schedule of Investments - continuedSeptember 30, 2025 (unaudited)

	Shares	Value
Eaton Corp. plc	1,302	$487,274
Emerson Electric Co.	519	68,082
Equifax, Inc.	649	166,488
Expeditors International of Washington, Inc.	367	44,991
FedEx Corp.	620	146,202
Fortive Corporation	2,809	137,613
Generac Holdings, Inc.(A)	325	54,405
General Dynamics Corp.	1,136	387,376
Grainger WW, Inc.	308	293,512
Hubbell, Inc.	244	104,996
Illinois Tool Works, Inc.	1,390	362,456
Jacobs Solutions, Inc.	721	108,049
JB Hunt Transport Services, Inc.	376	50,448
Johnson Controls International ADR	614	67,509
L3Harris Technologies, Inc.	1,098	335,340
Leidos Holdings, Inc.	1,625	307,060
Lennox International, Inc.	219	115,930
Lockheed Martin Corp.	1,025	511,690
Masco Corp.	2,729	192,094
Norfolk Southern Corp.	1,482	445,208
Northrop Grumman Corp.	515	313,800
Old Dominion Freight	634	89,255
Otis Worldwide Corp.	6,341	579,758
PACCAR, Inc.	2,309	227,021
Parker-Hannifin Corp.	600	454,890
Paychex, Inc.	943	119,535
Pentair plc ADR	1,487	164,700
Quanta Services, Inc.	504	208,868
Rockwell Automation, Inc.	351	122,685
RTX Corp.	4,460	746,292
Snap-on, Inc.	347	120,246
Southwest Airlines Co.	928	29,612
Textron, Inc.	341	28,811
Trane Technologies plc ADR	1,371	578,507
Uber Technologies, Inc.(A)	4,421	433,125

QUARTERLY REPORT

APPLIED FINANCE VALUATION LARGE CAP ETF

Schedule of Investments - continuedSeptember 30, 2025 (unaudited)

		Shares	Value
	Union Pacific Corp.	3,934	$929,880
	United Airlines Holdings(A)	3,423	330,320
	United Rentals, Inc.	731	697,856
	UPS, Inc. Class B	2,146	179,255
	Veralto Corp.	2,138	227,932
	Verisk Analytics, Inc.	415	104,377
	Wabtec Corp.	1,345	269,632
	Xylem, Inc.	368	54,280
			17,103,117

37.36%	INFORMATION TECHNOLOGY
	Accenture plc Class A ADR	5,392	1,329,667
	Adobe, Inc.(A)	6,255	2,206,451
	Advanced Micro Devices(A)	2,816	455,601
	Akamai Technologies, Inc.(A)	237	17,955
	Apple, Inc.	81,870	20,846,558
	Applied Materials, Inc.	10,801	2,211,397
	Arista Networks, Inc.(A)	9,276	1,351,606
	Autodesk, Inc.(A)	954	303,057
	Broadcom, Inc.	53,373	17,608,286
	CDW Corp.	1,906	303,588
	Cognizant Tech Solutions	2,740	183,772
	Corning, Inc.	1,910	156,677
	Dell Technologies	8,578	1,216,103
	Enphase Energy, Inc.(A)	756	26,755
	EPAM Systems, Inc.(A)	133	20,055
	F5, Inc.(A)	176	56,881
	Fair Isaac Corp.(A)	233	348,691
	Fortinet, Inc.(A)	5,216	438,561
	Gartner Group, Inc.(A)	1,102	289,683
	GoDaddy, Inc.(A)	709	97,012
	HP, Inc.	16,534	450,221
	International Business Machines Corp.	3,843	1,084,341
	Jabil, Inc.	361	78,398
	Keysight Technologies, Inc.(A)	955	167,049
	KLA Corp.	1,611	1,737,625

QUARTERLY REPORT

APPLIED FINANCE VALUATION LARGE CAP ETF

Schedule of Investments - continuedSeptember 30, 2025 (unaudited)

		Shares	Value
	Lam Research Corp.	12,828	$1,717,669
	Microchip Technology, Inc.	6,923	444,595
	Microsoft Corp.	42,884	22,211,768
	Motorola Solutions, Inc.	968	442,657
	NetApp, Inc.	1,210	143,337
	NortonLifeLock, Inc.	4,307	122,276
	Nvidia Corp.	165,474	30,874,139
	NXP Semiconductors NV ADR	1,124	255,969
	ON Semiconductor Corp.(A)	3,745	184,666
	Oracle Corp.	15,507	4,361,189
	Qualcomm, Inc.	7,158	1,190,805
	Ralliant Corp.	936	40,931
	Salesforce, Inc.	2,817	667,629
	Skyworks Solutions, Inc.	362	27,867
	Synopsys, Inc.(A)	545	268,898
	TE Connectivity plc ADR	996	218,652
	Teledyne Technologies, Inc.(A)	97	56,846
	Teradyne, Inc.	450	61,938
	Texas Instruments, Inc.	2,446	449,404
	Verisign, Inc.	1,342	375,183
			117,102,408

0.78%	MATERIALS
	Amcor plc ADR	3,960	32,393
	Avery Dennison Corp.	327	53,030
	Ball Corporation	1,313	66,201
	CF Industries Holdings, Inc.	756	67,813
	Corteva, Inc.	913	61,746
	Dow, Inc.	761	17,450
	Eastman Chemical Co.	129	8,133
	Freeport-McMoran, Inc.	10,393	407,613
	International Paper Co.	1,895	87,928
	LyondellBasell Industries NV ADR	1,897	93,029
	The Mosaic Co	625	21,675
	Newmont Goldcorp Corp.	4,138	348,875
	Nucor Corp.	749	101,437

QUARTERLY REPORT

APPLIED FINANCE VALUATION LARGE CAP ETF

Schedule of Investments - continuedSeptember 30, 2025 (unaudited)

		Shares	Value
	PPG Industries, Inc.	1,227	$128,970
	The Sherwin-Williams Co	2,404	832,409
	Steel Dynamics, Inc.	900	125,487
			2,454,189

0.58%	REAL ESTATE
	American Tower Corporate REIT	2,429	467,145
	AvalonBay Communities, Inc. REIT	194	37,475
	BXP, Inc. REIT	499	37,096
	Camden Property Trust REIT	330	35,237
	Equity Residential REIT	657	42,528
	Essex Property Trust, Inc. REIT	27	7,227
	Extra Space Storage, Inc. REIT	200	28,188
	Federal Realty Investment Trust REIT	227	22,997
	Healthpeak Properties, Inc.REIT	8,467	162,143
	Invitation Homes, Inc. REIT	669	19,622
	Mid-America Apartment Communities REIT	337	47,089
	Prologis, Inc.	779	89,211
	Public Storage REIT	613	177,065
	Regency Centers Corp. REIT	181	13,195
	Simon Property Group, Inc. REIT	2,810	527,353
	UDR, Inc. REIT	1,108	41,284
	Vici Properties, Inc. REIT	1,064	34,697
	Weyerhaeuser Co. REIT	950	23,551
			1,813,103

0.65%	UTILITIES
	Constellation Energy Corp.	1,963	645,964
	NRG Energy, Inc.	3,419	553,707
	The Southern Compan	4,021	381,070
	Vistra Corp.	2,398	469,816
			2,050,557

QUARTERLY REPORT

APPLIED FINANCE VALUATION LARGE CAP ETF

Schedule of Investments - continuedSeptember 30, 2025 (unaudited)

		Shares	Value
98.99%	TOTAL COMMON STOCKS
	(Cost: $244,268,744)		$310,260,668

0.00%	WARRANTS
	Abiomed, Inc.-CVR(A)(B)	2	—
	Sycamore Partners LLC-CVR	1,814	907

0.00%	TOTAL WARRANTS
	(Cost: $ —)		907

98.99%	TOTAL INVESTMENTS
	(Cost: $244,268,744)		310,261,575
1.01%	Other assets, net of liabilities		3,159,592
100.00%	NET ASSETS		$313,421,167

(A)Non-income producing

(B)The warrant is a Level 3 Security.

ADR - Security represented is held by the custodian in the form of American Depositary Receipts.

CVR - Contingent Value Right

REIT - Real Estate Investment Trust

QUARTERLY REPORT

APPLIED FINANCE VALUATION LARGE CAP ETF

Schedule of Investments - continuedSeptember 30, 2025 (unaudited)

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following summarizes the inputs used to value the Fund’s investments as of September 30, 2025:

	Level 1	Level 2	Level 3
	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs		Total
COMMON STOCKS	$310,260,668	$—	$—		$310,260,668
WARRANTS	—	907	—	*	907
TOTAL INVESTMENTS	$310,260,668	$907	—		$310,261,575

*The Level 3 securities have zero value.

The cost of investments for Federal income tax purposes has been estimated a/o September 30, 2025 since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $244,268,744, and the related net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$72,908,465
Gross unrealized depreciation	(6,916,541)
Net unrealized appreciation	$65,991,924